NOTE H---SEGMENTS	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
NOTE H---SEGMENTS	NOTE H---SEGMENTS The Company determined that it do not operate in any material, separately reportable operating segments as of September 30, 2012.	NOTE H---SEGMENTS The Company determined that it do not operate in any material, separately reportable operating segments as of December 31, 2011 and 2010.